THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Mid Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Balanced Portfolio

QUARTERLY REPORT MARCH 31, 2023

Alger is a signatory to the PRI and carbon neutral.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
ADVERTISING—0.7%
The Trade Desk, Inc., Cl. A*	43,384	$2,642,520
AEROSPACE & DEFENSE—3.3%
HEICO Corp., Cl. A	22,361	3,038,860
TransDigm Group, Inc.	13,178	9,712,845
		12,751,705
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
LVMH Moet Hennessy Louis Vuitton SE	5,333	4,895,206
APPAREL RETAIL—0.5%
The TJX Cos., Inc.	25,305	1,982,900
APPLICATION SOFTWARE—5.6%
Adobe, Inc.*	7,354	2,834,011
Cadence Design Systems, Inc.*	13,178	2,768,566
Datadog, Inc., Cl. A*	40,708	2,957,843
Intuit, Inc.	18,660	8,319,188
Salesforce, Inc.*	12,113	2,419,935
Workday, Inc., Cl. A*	11,857	2,448,945
		21,748,488
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	32,698	6,783,527
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Mobileye Global, Inc., Cl. A*	5,293	229,028
BIOTECHNOLOGY—5.6%
AbbVie, Inc.	27,269	4,345,860
Biogen, Inc.*	8,390	2,332,672
Natera, Inc.*	132,527	7,357,899
Prometheus Biosciences, Inc.*	25,532	2,740,094
Regeneron Pharmaceuticals, Inc.*	2,424	1,991,728
Vaxcyte, Inc.*	29,008	1,087,220
Vertex Pharmaceuticals, Inc.*	5,823	1,834,653
		21,690,126
BROADLINE RETAIL—7.9%
Amazon.com, Inc.*	194,781	20,118,929
MercadoLibre, Inc.*	8,197	10,804,138
		30,923,067
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	3,780	1,288,375
CASINOS & GAMING—2.9%
Flutter Entertainment PLC*	18,511	3,368,474
Las Vegas Sands Corp.*	81,435	4,678,441
MGM Resorts International	75,994	3,375,653
		11,422,568
COMMUNICATIONS EQUIPMENT—0.7%
Arista Networks, Inc.*	17,100	2,870,406
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION
EQUIPMENT—0.6%
Wabtec Corp.	22,192	2,242,724

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
CONSTRUCTION MATERIALS—1.2%
Martin Marietta Materials, Inc.	13,135	$4,663,713
COPPER—0.2%
Freeport-McMoRan, Inc.	14,387	588,572
DIVERSIFIED BANKS—0.8%
JPMorgan Chase & Co.	24,416	3,181,649
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	23,479	4,022,892
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
GFL Environmental, Inc.	60,495	2,083,448
FINANCIAL EXCHANGES & DATA—2.1%
CME Group, Inc., Cl. A	13,674	2,618,845
S&P Global, Inc.	15,590	5,374,964
		7,993,809
FOOTWEAR—0.8%
NIKE, Inc., Cl. B	24,905	3,054,349
HEALTHCARE DISTRIBUTORS—0.5%
McKesson Corp.	5,527	1,967,888
HEALTHCARE EQUIPMENT—2.9%
Boston Scientific Corp.*	76,308	3,817,689
Dexcom, Inc.*	17,431	2,025,134
Inspire Medical Systems, Inc.*	3,558	832,821
Intuitive Surgical, Inc.*	18,658	4,766,559
		11,442,203
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	54,173	3,913,999
HOTELS RESORTS & CRUISE LINES—1.6%
Booking Holdings, Inc.*	1,064	2,822,164
Trip.com Group Ltd.#,*	86,822	3,270,585
		6,092,749
INTERACTIVE HOME ENTERTAINMENT—0.1%
Roblox Corp., Cl. A*	12,712	571,786
INTERACTIVE MEDIA & SERVICES—4.2%
Alphabet, Inc., Cl. C*	104,849	10,904,296
Meta Platforms, Inc., Cl. A*	26,344	5,583,347
		16,487,643
LIFE SCIENCES TOOLS & SERVICES—1.8%
Charles River Laboratories International, Inc.*	8,521	1,719,708
Danaher Corp.	20,961	5,283,011
		7,002,719
MANAGED HEALTHCARE—1.7%
Humana, Inc.	2,960	1,436,962
UnitedHealth Group, Inc.	11,011	5,203,688
		6,640,650

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—3.4%
Liberty Media Corp. Series C Liberty Formula One*	29,527	$2,209,506
Live Nation Entertainment, Inc.*	24,328	1,702,960
Netflix, Inc.*	17,259	5,962,639
The Walt Disney Co.*	34,864	3,490,932
		13,366,037
OIL & GAS EQUIPMENT & SERVICES—1.1%
Schlumberger Ltd.	87,706	4,306,365
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Diamondback Energy, Inc.	19,567	2,644,871
Pioneer Natural Resources Co.	10,124	2,067,726
		4,712,597
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy, Inc.	13,874	2,186,542
PASSENGER GROUND TRANSPORTATION—0.6%
Uber Technologies, Inc.*	75,950	2,407,615
PHARMACEUTICALS—1.5%
AstraZeneca PLC#	53,748	3,730,649
Catalent, Inc.*	13,720	901,541
Eli Lilly & Co.	2,877	988,019
Reata Pharmaceuticals, Inc., Cl. A*	3,738	339,859
		5,960,068
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	14,367	2,055,343
RESTAURANTS—0.8%
Starbucks Corp.	10,757	1,120,126
Yum China Holdings, Inc.	30,607	1,940,178
		3,060,304
SEMICONDUCTORS—10.5%
Advanced Micro Devices, Inc.*	52,556	5,151,014
First Solar, Inc.*	14,022	3,049,785
Marvell Technology, Inc.	160,488	6,949,130
NVIDIA Corp.	72,932	20,258,322
ON Semiconductor Corp.*	23,901	1,967,530
Taiwan Semiconductor Manufacturing Co., Ltd.#	37,600	3,497,552
		40,873,333
SPECIALTY CHEMICALS—0.9%
Albemarle Corp.	15,726	3,476,075
SYSTEMS SOFTWARE—13.8%
Microsoft Corp.	162,921	46,970,124
Oracle Corp.	25,313	2,352,084
Palo Alto Networks, Inc.*	10,912	2,179,563
ServiceNow, Inc.*	5,299	2,462,551
		53,964,322
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	161,504	26,632,010

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
TRANSACTION & PAYMENT PROCESSING SERVICES—3.9%
PayPal Holdings, Inc.*	26,648	$2,023,649
Visa, Inc., Cl. A	57,619	12,990,780
		15,014,429
TOTAL COMMON STOCKS
(Cost $278,976,072)		379,193,749

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	6,689	287,694
(Cost $462,008)		287,694

SPECIAL PURPOSE VEHICLE—0.1%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		495,862
(Cost $475,000)		495,862
Total Investments
(Cost $279,913,080)	97.4%	$379,977,305
Affiliated Securities (Cost $475,000)		495,862
Unaffiliated Securities (Cost $279,438,080)		379,481,443
Other Assets in Excess of Liabilities	2.6%	10,302,320
NET ASSETS	100.0%	$390,279,625

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2023
Chime Financial, Inc., Series G	8/24/21	$462,008	0.07%	$287,694	0.07%
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	475,000	0.08%	495,862	0.13%
Total				$783,556	0.20%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—97.9%	SHARES	VALUE
AEROSPACE & DEFENSE—4.6%
HEICO Corp.	52,517	$8,982,508
TransDigm Group, Inc.	4,782	3,524,573
		12,507,081
APPLICATION SOFTWARE—5.3%
Adobe, Inc.*	9,229	3,556,580
Datadog, Inc., Cl. A*	83,148	6,041,534
Paycom Software, Inc.*	15,442	4,694,522
		14,292,636
AUTOMOBILE MANUFACTURERS—3.2%
Tesla, Inc.*	41,240	8,555,650
BIOTECHNOLOGY—5.3%
Biogen, Inc.*	13,997	3,891,586
BioMarin Pharmaceutical, Inc.*	39,624	3,853,038
Natera, Inc.*	94,764	5,261,297
Sarepta Therapeutics, Inc.*	10,303	1,420,062
		14,425,983
BROADLINE RETAIL—10.4%
Amazon.com, Inc.*	138,834	14,340,164
JD.com, Inc.#	66,227	2,906,703
MercadoLibre, Inc.*	8,224	10,839,725
		28,086,592
CASINOS & GAMING—1.5%
MGM Resorts International	89,729	3,985,762
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.6%
Wabtec Corp.	15,018	1,517,719
CONSTRUCTION MATERIALS—0.8%
Martin Marietta Materials, Inc.	6,214	2,206,343
DIVERSIFIED BANKS—1.7%
JPMorgan Chase & Co.	35,760	4,659,886
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	3,847	1,779,930
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Generac Holdings, Inc.*	19,296	2,084,161
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Teledyne Technologies, Inc.*	8,083	3,616,011
EXCHANGE TRADED FUNDS—1.9%
Alger 35 ETF(a)	364,137	5,238,839
FOOTWEAR—1.2%
NIKE, Inc., Cl. B	27,571	3,381,307
HEALTHCARE EQUIPMENT—1.9%
Boston Scientific Corp.*	29,697	1,485,741
IDEXX Laboratories, Inc.*	7,346	3,673,588
		5,159,329

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—0.5%
Acadia Healthcare Co., Inc.*	20,611	$1,489,145
HEALTHCARE SUPPLIES—3.6%
Alcon, Inc.	63,855	4,532,909
Align Technology, Inc.*	6,419	2,144,844
The Cooper Cos, Inc.	8,089	3,020,109
		9,697,862
HEALTHCARE TECHNOLOGY—1.3%
Veeva Systems, Inc., Cl. A*	18,480	3,396,439
HOTELS RESORTS & CRUISE LINES—1.7%
Airbnb, Inc., Cl. A*	37,756	4,696,846
INTEGRATED OIL & GAS—1.1%
Occidental Petroleum Corp.	47,833	2,986,214
INTERACTIVE MEDIA & SERVICES—2.8%
Alphabet, Inc., Cl. C*	72,674	7,558,096
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Shopify, Inc., Cl. A*	93,975	4,505,161
LIFE SCIENCES TOOLS & SERVICES—3.4%
Bruker Corp.	49,435	3,897,455
Charles River Laboratories International, Inc.*	14,819	2,990,771
West Pharmaceutical Services, Inc.	6,398	2,216,715
		9,104,941
MOVIES & ENTERTAINMENT—3.5%
Live Nation Entertainment, Inc.*	28,560	1,999,200
Netflix, Inc.*	21,312	7,362,870
		9,362,070
MUTUAL FUNDS—2.0%
Alger 35 Fund, Cl. Z(a)	559,471	5,561,145
OIL & GAS EQUIPMENT & SERVICES—1.7%
Schlumberger Ltd.	93,887	4,609,852
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Pioneer Natural Resources Co.	13,435	2,743,964
PERSONAL CARE PRODUCTS—1.0%
The Estee Lauder Cos., Inc., Cl. A	11,059	2,725,601
REAL ESTATE SERVICES—0.9%
FirstService Corp.	16,534	2,331,129
RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	45,255	3,115,807
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.7%
Lam Research Corp.	4,431	2,348,962
SolarEdge Technologies, Inc.*	25,739	7,823,369
		10,172,331
SEMICONDUCTORS—5.3%
Advanced Micro Devices, Inc.*	87,362	8,562,350
NVIDIA Corp.	21,069	5,852,336
		14,414,686

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—9.1%
Crowdstrike Holdings, Inc., Cl. A*	26,197	$3,595,800
Microsoft Corp.	73,120	21,080,496
		24,676,296
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	127,290	20,990,121
TRANSACTION & PAYMENT PROCESSING SERVICES—3.6%
Marqeta, Inc., Cl. A*	325,267	1,486,470
Visa, Inc., Cl. A	36,738	8,282,950
		9,769,420
TOTAL COMMON STOCKS
(Cost $246,876,444)		265,404,355

SPECIAL PURPOSE VEHICLE—0.7%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		1,983,448
(Cost $1,900,000)		1,983,448
Total Investments
(Cost $248,776,444)	98.6%	$267,387,803
Affiliated Securities (Cost $16,512,556)		12,783,432
Unaffiliated Securities (Cost $232,263,888)		254,604,371
Other Assets in Excess of Liabilities	1.4%	3,799,305
NET ASSETS	100.0%	$271,187,108

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
#	American Depositary Receipts.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$1,900,000	0.51%	$1,983,448	0.73%
Total				$1,983,448	0.73%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—94.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	575	$131,221
Raytheon Technologies Corp.	2,312	226,414
TransDigm Group, Inc.	270	199,003
		556,638
APPLICATION SOFTWARE—0.9%
Adobe, Inc.*	761	293,267
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc., Cl. A	786	525,928
Blackstone, Inc.	3,822	335,725
The Carlyle Group, Inc.	3,791	117,748
		979,401
BIOTECHNOLOGY—3.5%
AbbVie, Inc.	5,196	828,086
Amgen, Inc.	747	180,587
Gilead Sciences, Inc.	2,077	172,329
		1,181,002
BROADLINE RETAIL—1.9%
Amazon.com, Inc.*	6,352	656,098
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,145	189,392
CABLE & SATELLITE—1.1%
Comcast Corp., Cl. A	9,574	362,950
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	113,039
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	7,666	400,740
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,593	160,766
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc.	1,946	286,938
COPPER—0.6%
Southern Copper Corp.	2,680	204,350
DIVERSIFIED BANKS—3.9%
Bank of America Corp.	13,503	386,186
JPMorgan Chase & Co.	7,126	928,589
		1,314,775
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	3,539	272,786
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	2,902	497,229
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	1,866	357,376
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	2,695	208,135

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.8% (CONT.)	SHARES	VALUE
GOLD—0.4%
Newmont Corp.	2,823	$138,383
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	2,190	165,345
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	2,707	218,238
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	2,864	845,224
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	3,780	562,048
INDUSTRIAL CONGLOMERATES—1.9%
Honeywell International, Inc.	3,352	640,634
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	1,426	409,561
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Parker-Hannifin Corp.	606	203,683
INTEGRATED OIL & GAS—4.3%
Chevron Corp.	3,993	651,498
Exxon Mobil Corp.	4,771	523,188
TotalEnergies SE#	4,622	272,929
		1,447,615
INTEGRATED TELECOMMUNICATION SERVICES—1.5%
AT&T, Inc.	7,545	145,241
Verizon Communications, Inc.	9,485	368,872
		514,113
INTERACTIVE MEDIA & SERVICES—6.1%
Alphabet, Inc., Cl. A*	9,319	966,660
Alphabet, Inc., Cl. C*	7,396	769,184
Meta Platforms, Inc., Cl. A*	1,488	315,367
		2,051,211
INVESTMENT BANKING & BROKERAGE—2.4%
Morgan Stanley	9,310	817,418
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	745	174,092
MANAGED HEALTHCARE—2.9%
UnitedHealth Group, Inc.	2,092	988,658
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,413	168,162
MULTI-UTILITIES—0.7%
Sempra Energy	1,469	222,054
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Pioneer Natural Resources Co.	838	171,153
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	157,706

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.8% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—6.7%
AstraZeneca PLC#	4,694	$325,811
Bristol-Myers Squibb Co.	2,791	193,444
Eli Lilly & Co.	950	326,249
GSK PLC#	3,145	111,899
Johnson & Johnson	3,630	562,650
Merck & Co., Inc.	2,728	290,232
Novartis AG#	1,988	182,896
Pfizer, Inc.	6,356	259,325
		2,252,506
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,121	225,612
RESTAURANTS—1.7%
McDonald’s Corp.	1,094	305,893
Starbucks Corp.	2,588	269,489
		575,382
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
KLA Corp.	2,421	966,391
SEMICONDUCTORS—5.3%
Broadcom, Inc.	1,505	965,517
QUALCOMM, Inc.	4,467	569,900
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	259,991
		1,795,408
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—3.1%
PepsiCo, Inc.	3,387	617,450
The Coca-Cola Co.	7,129	442,212
		1,059,662
SYSTEMS SOFTWARE—9.5%
Microsoft Corp.	10,390	2,995,437
Oracle Corp.	2,233	207,490
		3,202,927
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	18,305	3,018,495
TOBACCO—1.2%
Altria Group, Inc.	5,257	234,567
Philip Morris International, Inc.	1,906	185,359
		419,926
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Visa, Inc., Cl. A	2,528	569,963
TOTAL COMMON STOCKS
(Cost $12,990,020)		32,016,452

MASTER LIMITED PARTNERSHIP—0.6%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP	4,055	191,883
(Cost $134,201)		191,883

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.0%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	2,809	$201,377
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	149,599
MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	7,795	139,141
RETAIL—0.8%
Simon Property Group, Inc.	2,280	255,292
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	2,090	208,770
TELECOM TOWER—1.2%
Crown Castle Inc.	3,024	404,732
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,141,351)		1,358,911
Total Investments
(Cost $14,265,572)	99.4%	$33,567,246
Unaffiliated Securities (Cost $14,265,572)		33,567,246
Other Assets in Excess of Liabilities	0.6%	192,727
NET ASSETS	100.0%	$33,759,973

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
ADVERTISING—2.0%
The Trade Desk, Inc., Cl. A*	41,798	$2,545,916
AEROSPACE & DEFENSE—4.9%
HEICO Corp.	16,648	2,847,474
TransDigm Group, Inc.	4,515	3,327,781
		6,175,255
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Lululemon Athletica, Inc.*	4,929	1,795,093
APPAREL RETAIL—0.8%
Aritzia, Inc.*	10,369	332,670
Burlington Stores, Inc.*	3,372	681,481
		1,014,151
APPLICATION SOFTWARE—13.6%
Cadence Design Systems, Inc.*	17,172	3,607,666
Constellation Software, Inc.	2,025	3,806,290
Datadog, Inc., Cl. A*	20,746	1,507,404
Guidewire Software, Inc.*	28,649	2,350,651
Manhattan Associates, Inc.*	12,752	1,974,647
Paycom Software, Inc.*	6,226	1,892,766
The Descartes Systems Group, Inc.*	26,437	2,133,265
		17,272,689
AUTOMOTIVE RETAIL—2.6%
AutoZone, Inc.*	1,355	3,330,793
BIOTECHNOLOGY—3.8%
Apellis Pharmaceuticals, Inc.*	9,753	643,308
Celldex Therapeutics, Inc.*	22,488	809,118
Natera, Inc.*	42,301	2,348,552
Prometheus Biosciences, Inc.*	9,622	1,032,633
		4,833,611
BUILDING PRODUCTS—0.5%
Trex Co., Inc.*	12,735	619,813
CARGO GROUND TRANSPORTATION—1.9%
Old Dominion Freight Line, Inc.	6,974	2,377,018
CONSTRUCTION & ENGINEERING—1.9%
WillScot Mobile Mini Holdings Corp.*	50,641	2,374,050
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Wabtec Corp.	19,316	1,952,075
CONSTRUCTION MATERIALS—1.8%
Martin Marietta Materials, Inc.	6,506	2,310,020
CONSUMER STAPLES MERCHANDISE RETAI—1.0%
BJ’s Wholesale Club Holdings, Inc.*	17,170	1,306,122
DIVERSIFIED METALS & MINING—0.5%
MP Materials Corp.*	22,195	625,677
ELECTRONIC COMPONENTS—1.9%
Amphenol Corp., Cl. A	29,605	2,419,321

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
Novanta, Inc.*	16,535	$2,630,553
ENVIRONMENTAL & FACILITIES SERVICES—3.4%
GFL Environmental, Inc.	126,885	4,369,920
EXCHANGE TRADED FUNDS—3.2%
Alger Mid Cap 40 ETF*,(a)	335,165	4,083,952
FINANCIAL EXCHANGES & DATA—3.0%
MSCI, Inc., Cl. A	6,701	3,750,483
HEALTHCARE EQUIPMENT—3.5%
IDEXX Laboratories, Inc.*	4,703	2,351,876
Insulet Corp.*	6,746	2,151,704
		4,503,580
HEALTHCARE FACILITIES—1.7%
Acadia Healthcare Co., Inc.*	30,001	2,167,572
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	12,070	2,218,345
HOME IMPROVEMENT RETAIL—0.2%
Floor & Decor Holdings, Inc., Cl. A*	2,738	268,926
HOMEBUILDING—1.1%
NVR, Inc.*	240	1,337,326
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	17,501	2,465,366
INSURANCE BROKERS—0.5%
Ryan Specialty Holdings, Inc., Cl. A*	15,563	626,255
INTERNET SERVICES & INFRASTRUCTURE—1.0%
MongoDB, Inc., Cl. A*	5,258	1,225,745
IT CONSULTING & OTHER SERVICES—0.5%
EPAM Systems, Inc.*	2,111	631,189
LIFE SCIENCES TOOLS & SERVICES—5.9%
Mettler-Toledo International, Inc.*	1,435	2,195,851
Repligen Corp.*	12,486	2,102,143
West Pharmaceutical Services, Inc.	9,306	3,224,250
		7,522,244
METAL, GLASS & PLASTIC CONTAINERS—1.2%
Ball Corp.	28,414	1,565,896
MOVIES & ENTERTAINMENT—2.3%
Liberty Media Corp. Series C Liberty Formula One*	30,963	2,316,961
Live Nation Entertainment, Inc.*	8,700	609,000
		2,925,961
OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes Co., Cl. A	43,149	1,245,280
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Diamondback Energy, Inc.	25,325	3,423,180
PROPERTY & CASUALTY INSURANCE—1.4%
Intact Financial Corp.	12,414	1,776,236

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT.)	SHARES	VALUE
REAL ESTATE SERVICES—3.1%
FirstService Corp.	28,309	$3,991,286
RESEARCH & CONSULTING SERVICES—2.7%
CoStar Group, Inc.*	32,602	2,244,648
Verisk Analytics, Inc., Cl. A	6,504	1,247,857
		3,492,505
RESTAURANTS—3.4%
Chipotle Mexican Grill, Inc., Cl. A*	1,837	3,138,129
Domino’s Pizza, Inc.	3,442	1,135,412
		4,273,541
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5%
KLA Corp.	4,482	1,789,080
SolarEdge Technologies, Inc.*	4,515	1,372,334
		3,161,414
SEMICONDUCTORS—5.7%
Marvell Technology, Inc.	35,626	1,542,606
Microchip Technology, Inc.	29,870	2,502,508
ON Semiconductor Corp.*	38,799	3,193,934
		7,239,048
SYSTEMS SOFTWARE—1.8%
Palo Alto Networks, Inc.*	11,673	2,331,565
TOTAL COMMON STOCKS
(Cost $115,370,577)		124,178,972
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	–
(Cost $766,885)		–
RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(b),(c)	425,098	280,565
(Cost $227,341)		280,565
SPECIAL PURPOSE VEHICLE—1.0%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		913,430
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		341,341
		1,254,771
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,254,771
Total Investments
(Cost $117,564,803)	98.8%	$125,714,308
Affiliated Securities (Cost $8,708,275)		5,338,723
Unaffiliated Securities (Cost $108,856,528)		120,375,585
Other Assets in Excess of Liabilities	1.2%	1,465,667
NET ASSETS	100.0%	$127,179,975

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

*	Non-income producing security.

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(c)	Contingent Deferred Rights.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$875,000	0.50%	$913,430	0.72%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	325,000	0.18%	341,341	0.27%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	0	0.00%
Tolero CDR	2/6/17	227,341	0.18%	280,565	0.22%
Total				$1,535,336	1.21%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—94.5%	SHARES	VALUE
ADVERTISING—0.3%
TechTarget, Inc.*	92	$3,323
AEROSPACE & DEFENSE—0.7%
Kratos Defense & Security Solutions, Inc.*	601	8,101
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Canada Goose Holdings, Inc.*	189	3,638
APPAREL RETAIL—0.4%
MYT Netherlands Parent BV#,*	712	5,005
APPLICATION SOFTWARE—9.2%
Everbridge, Inc.*	12	416
nCino, Inc.*	37	917
SPS Commerce, Inc.*	463	70,515
Vertex, Inc., Cl. A*	1,799	37,221
		109,069
ASSET MANAGEMENT & CUSTODY BANKS—6.1%
Hamilton Lane, Inc., Cl. A	539	39,875
StepStone Group, Inc., Cl. A	1,358	32,959
		72,834
BIOTECHNOLOGY—3.9%
ACADIA Pharmaceuticals, Inc.*	1,022	19,234
Natera, Inc.*	257	14,269
Ultragenyx Pharmaceutical, Inc.*	329	13,193
		46,696
BROADLINE RETAIL—1.5%
Ollie’s Bargain Outlet Holdings, Inc.*	301	17,440
CARGO GROUND TRANSPORTATION—1.0%
RXO, Inc.*	623	12,236
CONSTRUCTION & ENGINEERING—0.8%
Ameresco, Inc., Cl. A*	202	9,942
CONSUMER FINANCE—0.1%
Upstart Holdings, Inc.*	65	1,033
EDUCATION SERVICES—2.5%
Chegg, Inc.*	1,823	29,715
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.3%
Novanta, Inc.*	248	39,454
ENVIRONMENTAL & FACILITIES SERVICES—9.9%
Casella Waste Systems, Inc., Cl. A*	853	70,509
Montrose Environmental Group, Inc.*	1,343	47,905
		118,414

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—8.5%
Glaukos Corp.*	843	$42,234
Inmode Ltd.*	256	8,182
Inogen, Inc.*	649	8,100
Inspire Medical Systems, Inc.*	74	17,321
Nevro Corp.*	654	23,642
Tandem Diabetes Care, Inc.*	53	2,152
		101,631
HEALTHCARE FACILITIES—1.3%
US Physical Therapy, Inc.	161	15,764
HEALTHCARE SERVICES—2.2%
Agiliti, Inc.*	1,659	26,511
HEALTHCARE TECHNOLOGY—1.3%
Definitive Healthcare Corp., Cl. A*	1,465	15,133
IT CONSULTING & OTHER SERVICES—3.3%
CI&T, Inc., Cl. A*	1,615	8,899
Globant SA*	148	24,273
Grid Dynamics Holdings, Inc.*	537	6,154
		39,326
LEISURE FACILITIES—4.6%
Planet Fitness, Inc., Cl. A*	710	55,146
LEISURE PRODUCTS—0.2%
Latham Group, Inc.*	900	2,574
MANAGED HEALTHCARE—5.1%
Progyny, Inc.*	1,883	60,482
OIL & GAS EQUIPMENT & SERVICES—5.8%
Core Laboratories NV	1,984	43,747
Dril-Quip, Inc.*	886	25,420
		69,167
OTHER SPECIALTY RETAIL—0.1%
National Vision Holdings, Inc.*	57	1,074
REAL ESTATE SERVICES—6.0%
FirstService Corp.	502	70,777
REGIONAL BANKS—0.5%
Axos Financial, Inc.*	79	2,917
Seacoast Banking Corp. of Florida	99	2,346
		5,263
RESTAURANTS—0.7%
Wingstop, Inc.	44	8,078
SEMICONDUCTORS—2.6%
Impinj, Inc.*	194	26,291
SiTime Corp.*	33	4,693
		30,984
SYSTEMS SOFTWARE—0.8%
Rapid7, Inc.*	216	9,917

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.5% (CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—7.9%
SiteOne Landscape Supply, Inc.*	361	$49,410
Transcat, Inc.*	443	39,600
Xometry, Inc., Cl. A*	311	4,655
		93,665
TRANSACTION & PAYMENT PROCESSING SERVICES—3.6%
Flywire Corp.*	1,468	43,100
TOTAL COMMON STOCKS
(Cost $1,129,163)		1,125,492
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	–
(Cost $47,768)		–
Total Investments
(Cost $1,176,931)	94.5%	$1,125,492
Affiliated Securities (Cost $47,768)		–
Unaffiliated Securities (Cost $1,129,163)		1,125,492
Other Assets in Excess of Liabilities	5.5%	65,632
NET ASSETS	100.0%	$1,191,124

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

#	American Depositary Receipts.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2023
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—92.4%	SHARES	VALUE
ADVERTISING—0.4%
Magnite, Inc.*	62,700	$580,602
AEROSPACE & DEFENSE—4.8%
HEICO Corp.	23,360	3,995,494
Hexcel Corp.	13,942	951,542
Mercury Systems, Inc.*	47,923	2,449,824
		7,396,860
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Capri Holdings Ltd.*	43,664	2,052,208
APPAREL RETAIL—0.7%
Aritzia, Inc.*	11,401	365,780
Victoria’s Secret & Co.*	22,808	778,893
		1,144,673
APPLICATION SOFTWARE—23.7%
ACI Worldwide, Inc.*	63,063	1,701,440
AppFolio, Inc., Cl. A*	6,622	824,307
Bill.com Holdings, Inc.*	18,875	1,531,517
Blackbaud, Inc.*	27,285	1,890,851
Blackline, Inc.*	33,492	2,248,988
Digital Turbine, Inc.*	23,479	290,200
Everbridge, Inc.*	44,125	1,529,814
ForgeRock, Inc., Cl. A*	12,807	263,824
Guidewire Software, Inc.*	23,126	1,897,488
HubSpot, Inc.*	7,232	3,100,720
Manhattan Associates, Inc.*	29,919	4,632,957
Paycom Software, Inc.*	12,728	3,869,439
Q2 Holdings, Inc.*	57,411	1,413,459
SEMrush Holdings, Inc., Cl. A*	42,174	423,849
Smartsheet, Inc., Cl. A*	25,678	1,227,408
Sprout Social, Inc., Cl. A*	32,193	1,959,910
SPS Commerce, Inc.*	35,473	5,402,538
Sumo Logic, Inc.*	55,239	661,763
Vertex, Inc., Cl. A*	90,085	1,863,859
		36,734,331
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	4,053	577,228
BIOTECHNOLOGY—4.2%
ADMA Biologics, Inc.*	140,510	465,088
Alkermes PLC*	17,589	495,834
Arcus Biosciences, Inc.*	17,511	319,401
Avidity Biosciences, Inc.*	31,395	481,913
Cabaletta Bio, Inc.*	47,985	396,836
Celldex Therapeutics, Inc.*	14,098	507,246
Karuna Therapeutics, Inc.*	6,896	1,252,589
MoonLake Immunotherapeutics, Cl. A*	20,091	429,746

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—4.2% (CONT.)
Morphic Holding, Inc.*	11,850	$446,034
Prometheus Biosciences, Inc.*	6,201	665,491
RAPT Therapeutics, Inc.*	32,476	595,935
Vaxcyte, Inc.*	11,187	419,289
		6,475,402
CONSUMER STAPLES MERCHANDISE RETAI—3.3%
BJ’s Wholesale Club Holdings, Inc.*	67,562	5,139,441
DIVERSIFIED SUPPORT SERVICES—0.4%
Ritchie Bros. Auctioneers, Inc.	11,815	665,066
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Sunrun, Inc.*	32,653	657,958
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
908 Devices, Inc.*	45,060	387,516
FOOD DISTRIBUTORS—3.0%
The Chefs’ Warehouse, Inc.*	42,208	1,437,183
US Foods Holding Corp.*	85,561	3,160,623
		4,597,806
FOOTWEAR—0.5%
On Holding AG, Cl. A*	24,100	747,823
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	27,367	313,078
HEALTHCARE EQUIPMENT—8.3%
Impulse Dynamics PLC, Class E*,@,(a)	483,655	1,596,062
Inmode Ltd.*	52,575	1,680,297
Insulet Corp.*	12,607	4,021,129
Mesa Laboratories, Inc.	10,694	1,868,563
Paragon 28, Inc.*	32,078	547,571
QuidelOrtho Corp.*	21,037	1,874,186
Tandem Diabetes Care, Inc.*	31,497	1,279,093
		12,866,901
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	2,725	63,874
Privia Health Group, Inc.*	21,060	581,467
		645,341
HEALTHCARE SUPPLIES—1.7%
Neogen Corp.*	145,631	2,697,086
HEALTHCARE TECHNOLOGY—2.3%
Definitive Healthcare Corp., Cl. A*	14,299	147,709
Doximity, Inc., Cl. A*	8,144	263,703
Veeva Systems, Inc., Cl. A*	17,204	3,161,923
		3,573,335
HOMEBUILDING—0.5%
Skyline Champion Corp.*	10,267	772,386
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Gates Industrial Corp., PLC*	69,150	960,493

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—1.1%
Take-Two Interactive Software, Inc.*	15,090	$1,800,237
INTERACTIVE MEDIA & SERVICES—0.7%
Bumble, Inc., Cl. A*	19,617	383,512
TripAdvisor, Inc.*	35,967	714,305
		1,097,817
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	20,177	1,567,148
LIFE SCIENCES TOOLS & SERVICES—7.6%
Akoya Biosciences, Inc.*	61,494	503,021
Bio-Techne Corp.	58,753	4,358,885
CryoPort, Inc.*	64,866	1,556,784
Cytek Biosciences, Inc.*	24,335	223,639
ICON PLC*,#	8,720	1,862,505
Maravai LifeSciences Holdings, Inc., Cl. A*	20,777	291,086
MaxCyte, Inc.*	20,944	103,673
NanoString Technologies, Inc.*	67,851	671,725
Personalis, Inc.*	48,398	133,578
Repligen Corp.*	12,096	2,036,482
		11,741,378
MANAGED HEALTHCARE—1.9%
HealthEquity, Inc.*	49,470	2,904,384
MOVIES & ENTERTAINMENT—1.4%
Live Nation Entertainment, Inc.*	31,139	2,179,730
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.	34,219	928,362
ProPetro Holding Corp.*	71,439	513,646
		1,442,008
OIL & GAS EXPLORATION & PRODUCTION—5.5%
Coterra Energy, Inc.	36,864	904,643
Magnolia Oil & Gas Corp., Cl. A	348,682	7,629,162
		8,533,805
PHARMACEUTICALS—0.9%
Pliant Therapeutics, Inc.*	23,511	625,393
Reata Pharmaceuticals, Inc., Cl. A*	3,746	340,586
Ventyx Biosciences, Inc.*	11,126	372,721
		1,338,700
REGIONAL BANKS—0.5%
Webster Financial Corp.	19,508	769,005
RESEARCH & CONSULTING SERVICES—0.4%
LegalZoom.com, Inc.*	63,985	600,179

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.4% (CONT.)	SHARES	VALUE
RESTAURANTS—6.7%
Kura Sushi USA, Inc., Cl. A*	19,622	$1,291,913
Shake Shack, Inc., Cl. A*	56,263	3,122,034
The Cheesecake Factory, Inc.	36,006	1,262,010
Wingstop, Inc.	25,799	4,736,180
		10,412,137
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	4,638	1,409,720
SEMICONDUCTORS—1.2%
Universal Display Corp.	12,336	1,913,684
SPECIALTY CHEMICALS—2.7%
Balchem Corp.	33,445	4,230,124
SYSTEMS SOFTWARE—0.4%
Rapid7, Inc.*	12,542	575,803
TRADING COMPANIES & DISTRIBUTORS—0.3%
Xometry, Inc., Cl. A*	27,638	413,741
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
DLocal Ltd., Cl. A*	74,427	1,207,206
Marqeta, Inc., Cl. A*	69,329	316,833
		1,524,039
TOTAL COMMON STOCKS
(Cost $116,330,152)		143,439,173
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	–
(Cost $339,224)		–
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(a),(c)	287,830	189,968
(Cost $155,594)		189,968
REAL ESTATE INVESTMENT TRUST—1.3%	SHARES	VALUE
RETAIL—1.3%
Tanger Factory Outlet Centers, Inc.	99,934	1,961,704
(Cost $1,644,720)		1,961,704
SPECIAL PURPOSE VEHICLE—1.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		1,461,488
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		315,084
		1,776,572
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,700,000)		1,776,572

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

SHORT—TERM INVESTMENTS—3.2%	SHARES	VALUE
U.S. GOVERNMENT—3.2%
U.S. Treasury Bill, 0.00%, 4/4/23	5,000,000	4,998,610
(Cost $4,998,610)		$4,998,610
Total Investments
(Cost $125,168,300)	98.1%	$152,366,027
Affiliated Securities (Cost $2,039,224)		1,776,572
Unaffiliated Securities (Cost $123,129,076)		150,589,455
Other Assets in Excess of Liabilities	1.9%	2,895,070
NET ASSETS	100.0%	$155,261,097

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

#	American Depositary Receipts.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$1,400,000	0.49%	$1,461,488	0.94%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	300,000	0.10%	315,084	0.20%
Impulse Dynamics PLC, Class E	2/11/22	1,596,062	0.71%	1,596,062	1.03%
Prosetta Biosciences, Inc., Series D	2/6/15	339,224	0.10%	0	0.00%
Tolero CDR	2/6/17	155,594	0.08%	189,968	0.12%
Total				$3,562,602	2.29%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—64.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	607	$138,523
Raytheon Technologies Corp.	2,506	245,413
TransDigm Group, Inc.	286	210,796
		594,732
APPLICATION SOFTWARE—0.6%
Adobe, Inc.*	803	309,452
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
BlackRock, Inc., Cl. A	831	556,038
Blackstone, Inc.	4,076	358,036
The Carlyle Group, Inc.	4,029	125,141
		1,039,215
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	5,506	877,491
Amgen, Inc.	731	176,719
Gilead Sciences, Inc.	2,169	179,962
		1,234,172
BROADLINE RETAIL—1.3%
Amazon.com, Inc.*	6,703	692,353
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,333	200,713
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	10,272	389,412
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	120,769
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,108	423,846
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,685	170,050
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
Walmart, Inc.	2,062	304,042
COPPER—0.4%
Southern Copper Corp.	3,046	232,258
DIVERSIFIED BANKS—2.7%
Bank of America Corp.	14,212	406,463
JPMorgan Chase & Co.	7,560	985,144
		1,391,607
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,710	285,967
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	3,127	535,780
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,948	373,081
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	220,260

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—64.6% (CONT.)	SHARES	VALUE
GOLD—0.3%
Newmont Corp.	2,982	$146,178
HEALTHCARE DISTRIBUTORS—0.2%
Cardinal Health, Inc.	1,132	85,466
HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	2,865	230,976
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	3,055	901,592
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,979	591,638
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	3,528	674,271
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,507	432,826
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Parker-Hannifin Corp.	640	215,110
INTEGRATED OIL & GAS—3.0%
Chevron Corp.	4,288	699,630
Exxon Mobil Corp.	5,233	573,851
TotalEnergies SE#	4,927	290,939
		1,564,420
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	8,043	154,828
Verizon Communications, Inc.	10,096	392,633
		547,461
INTERACTIVE MEDIA & SERVICES—4.2%
Alphabet, Inc., Cl. A*	10,053	1,042,798
Alphabet, Inc., Cl. C*	7,838	815,152
Meta Platforms, Inc., Cl. A*	1,657	351,184
		2,209,134
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	9,912	870,274
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	783	182,971
MANAGED HEALTHCARE—2.0%
UnitedHealth Group, Inc.	2,204	1,041,588
MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,582	179,940
MULTI-UTILITIES—0.4%
Sempra Energy	1,436	217,066
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Pioneer Natural Resources Co.	887	181,161
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,628	166,983

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—64.6% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—4.6%
AstraZeneca PLC#	5,015	$348,091
Bristol-Myers Squibb Co.	2,952	204,603
Eli Lilly & Co.	1,039	356,814
GSK PLC#	3,326	118,339
Johnson & Johnson	3,894	603,570
Merck & Co., Inc.	2,724	289,806
Novartis AG#	2,108	193,936
Pfizer, Inc.	6,956	283,805
		2,398,964
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,184	238,292
RESTAURANTS—1.2%
McDonald’s Corp.	1,186	331,618
Starbucks Corp.	2,764	287,815
		619,433
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.9%
KLA Corp.	2,548	1,017,085
SEMICONDUCTORS—3.6%
Broadcom, Inc.	1,602	1,027,747
QUALCOMM, Inc.	4,759	607,153
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,951	274,502
		1,909,402
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.1%
PepsiCo, Inc.	3,594	655,186
The Coca-Cola Co.	7,503	465,411
		1,120,597
SYSTEMS SOFTWARE—6.5%
Microsoft Corp.	10,976	3,164,381
Oracle Corp.	2,382	221,335
		3,385,716
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	19,515	3,218,024
TOBACCO—0.8%
Altria Group, Inc.	5,538	247,105
Philip Morris International, Inc.	2,015	195,959
		443,064
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Visa, Inc., Cl. A	2,698	608,291
TOTAL COMMON STOCKS
(Cost $16,310,369)		33,915,632
MASTER LIMITED PARTNERSHIP—0.4%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	4,434	209,817
(Cost $147,024)		209,817

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
HEALTHCARE REITS—0.4%
Welltower, Inc.	2,974	$213,206
INDUSTRIAL REITS—0.3%
Prologis, Inc.	1,262	157,460
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	8,260	147,441
RETAIL REITS—0.5%
Simon Property Group, Inc.	2,371	265,481
SPECIALIZED—1.2%
Crown Castle International Corp.	3,235	432,972
Lamar Advertising Co., Cl. A	2,052	204,974
		637,946
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,270,327)		1,421,534

CORPORATE BONDS—31.6%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—1.8%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	954,878
APPLICATION SOFTWARE—1.8%
Salesforce, Inc., 0.625%, 7/15/24	1,000,000	949,772
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	444,896
BIOTECHNOLOGY—1.9%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	980,872
BROADLINE RETAIL—1.0%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	507,455
CONSUMER FINANCE—1.0%
American Express Co., 5.85%, 11/5/27	500,000	524,579
CONSUMER STAPLES MERCHANDISE RETAI—1.0%
Walmart, Inc., 3.9%, 9/9/25	500,000	498,507
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	496,712
DIVERSIFIED BANKS—2.8%
Bank of America Corp., 5.272%, 5/28/24+
(3-Month BSBY + 0.43%)	500,000	497,880
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	974,849
		1,472,729
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Rockwell Automation, Inc., 0.35%, 8/15/23	500,000	491,311
HEALTHCARE SERVICES—0.9%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	483,236
HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	483,496
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	500,000	488,641

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—31.6% (CONT.)	AMOUNT	VALUE
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	$978,353
PACKAGED FOODS & MEATS—1.0%
Nestle Holdings, Inc., 0.606%, 9/14/24(a)	550,000	519,826
RESTAURANTS—1.0%
Starbucks Corp. , 5.144%, 2/14/24+
(1-Day SOFR + 0.42%)	500,000	497,455
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.0%
KLA Corp., 4.65%, 11/1/24	500,000	498,809
SEMICONDUCTORS—1.9%
NVIDIA Corp., 0.309%, 6/15/23	1,000,000	990,966
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.0%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	509,992
SPECIALIZED—2.2%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	1,165,694
SPECIALTY CHEMICALS—1.0%
Ecolab, Inc., 5.25%, 1/15/28	500,000	518,615
SYSTEMS SOFTWARE—1.9%
Oracle Corp., 5.8%, 11/10/25	500,000	512,172
VMware, Inc., 0.6%, 8/15/23	500,000	490,709
		1,002,881
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,126,057
TOTAL CORPORATE BONDS
(Cost $17,029,646)		16,585,732
Total Investments
(Cost $34,757,366)	99.3%	$52,132,715
Unaffiliated Securities (Cost $34,757,366)		52,132,715
Other Assets in Excess of Liabilities	0.7%	357,652
NET ASSETS	100.0%	$52,490,367

*	Non-income producing security.

#	American Depositary Receipts.

(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.9% of the net assets of the Portfolio.

+	Variable rate securities based on reference index and spread. The rate reported is the rate in effect as of March 31, 2023.

Abbreviations:

BSBY - Bloomberg Short-Term Bank Yield Index

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

The Board of Trustees of the Fund has approved a Plan of Reorganization (the “Plan”) on behalf of Alger Weatherbie Specialized Growth Portfolio (the “Target Portfolio”) and Alger Small Cap Growth Portfolio (the “Acquiring Portfolio”), each a series of the Fund. The Plan provides for the transfer of the Target Portfolio’s assets to the Acquiring Portfolio in a tax free exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Target Portfolio’s stated liabilities, the distribution of such shares of the Acquiring Portfolio to Target Portfolio shareholders and the subsequent termination of the Target Portfolio (the “Reorganization”). It is currently contemplated that the Reorganization will become effective on or about September 29, 2023.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolios’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as their valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$33,067,986	$33,067,986	$—	$—
Consumer Discretionary	68,443,698	60,180,018	8,263,680	—
Energy	11,205,504	11,205,504	—	—
Financials	28,245,230	28,245,230	—	—
Healthcare	58,617,653	58,617,653	—	—
Industrials	24,796,759	24,796,759	—	—
Information Technology	146,088,559	146,088,559	—	—
Materials	8,728,360	8,728,360	—	—
TOTAL COMMON STOCKS	$379,193,749	$370,930,069	$8,263,680	$—
PREFERRED STOCKS
Information Technology	287,694	—	—	287,694
SPECIAL PURPOSE VEHICLE
Information Technology	495,862	—	—	495,862
TOTAL INVESTMENTS IN SECURITIES	$379,977,305	$370,930,069	$8,263,680	$783,556

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	16,920,166	16,920,166	—	—
Consumer Discretionary	48,706,157	48,706,157	—	—
Consumer Staples	2,725,601	2,725,601	—	—
Energy	10,340,030	10,340,030	—	—
Exchange Traded Funds	5,238,839	5,238,839	—	—
Financials	14,429,306	14,429,306	—	—
Healthcare	43,273,699	38,740,790	4,532,909	—
Industrials	21,004,698	21,004,698	—	—
Information Technology	92,667,242	92,667,242	—	—
Materials	2,206,343	2,206,343	—	—
Mutual Funds	5,561,145	5,561,145	—	—
Real Estate	2,331,129	2,331,129	—	—
TOTAL COMMON STOCKS	$265,404,355	$260,871,446	$4,532,909	$—
SPECIAL PURPOSE VEHICLE
Information Technology	1,983,448	—	—	1,983,448
TOTAL INVESTMENTS IN SECURITIES	$267,387,803	$260,871,446	$4,532,909	$1,983,448

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,928,274	$2,928,274	$—	$—
Consumer Discretionary	2,411,562	2,411,562	—	—
Consumer Staples	2,536,709	2,536,709	—	—
Energy	1,776,474	1,776,474	—	—
Financials	4,207,095	4,207,095	—	—
Healthcare	4,805,749	4,805,749	—	—
Industrials	2,313,188	2,313,188	—	—
Information Technology	9,677,228	9,677,228	—	—
Materials	865,333	865,333	—	—
Utilities	494,840	494,840	—	—
TOTAL COMMON STOCKS	$32,016,452	$32,016,452	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	191,883	191,883	—	—
REAL ESTATE INVESTMENT TRUST
Financials	139,141	139,141	—	—
Real Estate	1,219,770	1,219,770	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,358,911	$1,358,911	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$33,567,246	$33,567,246	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	5,471,877		5,471,877	—	—
Consumer Discretionary	14,485,196		14,485,196	—	—
Consumer Staples	1,306,122		1,306,122	—	—
Energy	4,668,460		4,668,460	—	—
Exchange Traded Funds	4,083,952		4,083,952	—	—
Financials	6,152,974		6,152,974	—	—
Healthcare	21,245,352		21,245,352	—	—
Industrials	21,360,636		21,360,636	—	—
Information Technology	36,911,524		36,911,524	—	—
Materials	4,501,593		4,501,593	—	—
Real Estate	3,991,286		3,991,286	—	—
TOTAL COMMON STOCKS	$124,178,972		$124,178,972	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	280,565		—	—	280,565
SPECIAL PURPOSE VEHICLE
Information Technology	1,254,771		—	—	1,254,771
TOTAL INVESTMENTS IN SECURITIES	$125,714,308		$124,178,972	$—	$1,535,336

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,323		$3,323	$—	$—
Consumer Discretionary	122,670		122,670	—	—
Energy	69,167		69,167	—	—
Financials	122,230		122,230	—	—
Healthcare	266,217		266,217	—	—
Industrials	242,358		242,358	—	—
Information Technology	227,833		227,833	—	—
Inforrmation Technology	917		917	—	—
Real Estate	70,777		70,777	—	—
TOTAL COMMON STOCKS	$1,125,492		$1,125,492	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$1,125,492		$1,125,492	$—	$—

Alger Small Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	5,658,386		5,658,386	—	—
Consumer Discretionary	16,696,375		16,696,375	—	—
Consumer Staples	9,737,247		9,737,247	—	—
Energy	9,975,813		9,975,813	—	—
Financials	2,870,272		2,870,272	—	—
Healthcare	42,555,605		40,959,543	—	1,596,062
Industrials	10,694,297		10,694,297	—	—
Information Technology	41,021,054		41,021,054	—	—
Materials	4,230,124		4,230,124	—	—
TOTAL COMMON STOCKS	$143,439,173		$141,843,111	$—	$1,596,062
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	189,968		—	—	189,968
REAL ESTATE INVESTMENT TRUST
Real Estate	1,961,704		1,961,704	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,776,572		—	—	1,776,572
SHORT TERM INVESTMENTS
U.S. Government	4,998,610		—	4,998,610	—
TOTAL INVESTMENTS IN SECURITIES	$152,366,027		$143,804,815	$4,998,610	3,562,602

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,146,007	$3,146,007	$—	$—
Consumer Discretionary	2,566,399	2,566,399	—	—
Consumer Staples	2,679,601	2,679,601	—	—
Energy	1,912,564	1,912,564	—	—
Financials	4,462,408	4,462,408	—	—
Healthcare	4,991,166	4,991,166	—	—
Industrials	2,458,898	2,458,898	—	—
Information Technology	10,263,525	10,263,525	—	—
Materials	932,031	932,031	—	—
Utilities	503,033	503,033	—	—
TOTAL COMMON STOCKS	$33,915,632	$33,915,632	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	209,817	209,817	—	—
REAL ESTATE INVESTMENT TRUST
Financials	147,441	147,441	—	—
Real Estate	1,274,093	1,274,093	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,421,534	$1,421,534	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,933,302	—	1,933,302	—
Consumer Staples	1,528,325	—	1,528,325	—
Financials	1,997,308	—	1,997,308	—
Healthcare	2,931,102	—	2,931,102	—
Industrials	1,446,189	—	1,446,189	—
Information Technology	5,065,197	—	5,065,197	—
Materials	518,615	—	518,615	—
Real Estate	1,165,694	—	1,165,694	—
TOTAL CORPORATE BONDS	$16,585,732	$—	$16,585,732	$—
TOTAL INVESTMENTS IN SECURITIES	$52,132,715	$35,546,983	$16,585,732	$—

* Alger Mid Cap Growth Portfolio’s and Alger Small Cap Growth Portfolio’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2023.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$255,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	32,642
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	287,694
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$32,642

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$442,225
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	53,637
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	495,862
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$53,637

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,768,900
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	214,548
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	1,983,448
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$214,548

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2023	$272,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	8,502
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	280,565
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$8,502

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,117,200
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	137,571
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	1,254,771
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$137,571

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2023	$1,596,062
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	1,596,062
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2023	$184,211
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,757
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	189,968
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$5,757

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,582,700
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	193,872
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2023	1,776,572
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2023	$193,872

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2023.

The following table provides quantitative information about each Portfolios’ Level 3 fair value measurements of each Portfolios’ investments as of March 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

	Fair Value March 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$287,694		Market Approach	Transaction Price Revenue Multiple	N/A 15.00x–17.00x	N/A N/A
Special Purpose Vehicle	495,862		Market Approach	Transaction Price Revenue Multiple	N/A 15.00x–17.00x	N/A N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	$1,983,448		Market Approach	Transaction Price Revenue Multiple	N/A 15.00x–17.00x	N/A N/A
Alger Mid Cap Growth Portfolio
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	280,565		Income Approach	Discount Rate Probability of Success	8.14%-9.25% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,254,771		Market Approach	Transaction Price Revenue Multiple	N/A 15.00x–17.00x	N/A N/A
Alger Weatherbie Specialized Growth
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Small Cap Growth Portfolio
Common Stocks	$1,596,062		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	189,968		Income Approach	Discount Rate Probability of Success	8.14%-9.25% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,776,572		Market Approach	Transaction Price Revenue Multiple	N/A 15.00x–17.00x	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Portfolio’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Portfolio	$10,607,775	$184	$10,607,591	$—
Alger Large Cap Growth Portfolio	6,889,802	34	6,889,768	—
Alger Growth & Income Portfolio	175,133	—	175,133	—
Alger Mid Cap Growth Portfolio	1,457,391	8,672	1,448,719	—
Alger Weatherbie Specialized Growth Portfolio	59,073	—	59,073	—
Alger Small Cap Growth Portfolio	3,248,792	—	3,248,792	—
Alger Balanced Portfolio	318,499	—	318,499	—

NOTE 4 — Affiliated Securities:

During the three-month period ended March 31, 2023, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolios for purposes of the 1940 Act. Transactions during the three-month period ended March 31, 2023 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at March 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2023
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					$—	$—	$53,637	$495,862
Total					$—	$—	$53,637	$495,862

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at March 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2023
Alger Large Cap Growth Portfolio
Common Stocks
Alger 35 ETF	364,137	—	—	364,137	$—	$—	$484,921	$5,238,839
Alger 35 Fund, Cl. Z	559,471	—	—	559,471	—	—	520,309	5,561,145
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	214,548	1,983,448
Total					$—	$—	$1,219,778	$12,783,432

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at March 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2023
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Cap 40 ETF	335,165	—	—	335,165	$—	$—	$216,148	$4,083,952
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	170,419	—	—	170,419	—	—	—	—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	98,805	913,430
Crosslink Ventures Capital C LLC, Cl. B***					—	—	38,766	341,341
Total					$—	$—	$353,719	$5,338,723

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at March 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2023
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	10,615	—	—	10,615	$—	$—	$—	$—	*
Total					$—	$—	$—	$—

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at March 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2023
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	75,383	—	—	75,383	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	158,088	1,461,488
Crosslink Ventures Capital C LLC, Cl. B***					—	—	35,784	315,084
Total					$—	$—	$193,872	$1,776,572

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Portfolios because the Portfolios and Prosetta Biosciences, Inc., Series D are under common control.

***The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C LLC, Class A and Crosslink Ventures Capital C LLC, Class B. There were no capital increases or decreases for the period ended March 31, 2023.